Equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Equity
Profit for the year	R$ 177,079	R$ 126,338
(-) Constitution of legal reserve (5% of net profit)	(8,854)	(6,317)
Adjusted net profit	168,225	120,021
(-) Mandatory minimum dividends - 25% of adjusted net profit	(42,056)	(30,005)
(-) Additional dividends proposed	(7,944)	(10,995)
Proposed dividends	(50,000)	(41,000)
Set-up of reserve for investments and expansion	118,225	79,021
Total paid-in capital (per thousand shares)	56,889	56,889
(-) Treasury shares (per thousand shares)	(3,087)	(3,087)
(=) Outstanding shares (per thousand shares)	R$ 53,802	R$ 53,802
Dividend per share (R$)	R$ 0.93	R$ 0.76